Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 21,909,250	$ 32,899,544
Refundable deposits time deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 812,248	811,660
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science Park Bureau [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 236,587	234,304
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science Park Bureau [member] | Dormitory Lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 29,371	20,619
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | National Property Administration, Ministry of Finance [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 64,950	0
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Liquefied Natural Gas Business Division, CPC Corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 34,100	26,600
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | Bank of China and Agricultural Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,043,840	1,151,200
Purpose of pledge	Bank performance guarantee
Refundable deposits time deposit [member] | CTBC Bank Singapore Branch [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 459,750	0
Purpose of pledge	Collateral for letter of credit
Refundable deposits time deposit [member] | Bureau of Land Administration, Tainan City Government [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 8,118	0
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits bank deposit [member] | Shanghai Commercial Bank [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	6,711
Purpose of pledge	Collateral for letter of credit
Buildings [member] | Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 4,828,597	5,014,814
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 14,066,044	25,189,533
Purpose of pledge	Collateral for long-term loans
Transportation equipment [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 592	1,802
Purpose of pledge	Collateral for long-term loans
Furniture and fixtures [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 46,823	161,604
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 278,230	$ 280,697
Purpose of pledge	Collateral for long-term loans